UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Standard General L.P.

Address:   650 Madison Avenue
           23rd Floor
           New York, NY 10022


Form 13F File Number: 028-14363


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Mause
Title:  Chief Financial Officer
Phone:  212-610-9177

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph Mause                   New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      151,155
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
CEDAR FAIR L P               DEPOSITRY UNIT  150185106    5,725    298,195 SH       SOLE                   298,195      0    0
DST SYS INC DEL              COM             233326107   32,559    616,410 SH       SOLE                   616,410      0    0
DYNEGY INC DEL               COM             26817G300   17,535  3,081,654 SH       SOLE                 3,081,654      0    0
GEVO INC                     COM             374396109      394     20,000 SH       SOLE                    20,000      0    0
KINROSS GOLD CORP            NOTE 1.750% 3/1 496902AD9   39,201 39,201,000 PRN      SOLE                39,201,000      0    0
MAXYGEN INC                  COM             577776107      867    166,725 SH       SOLE                   166,725      0    0
NATIONAL FUEL GAS CO N J     COM             636180101   27,703    374,365 SH       SOLE                   374,365      0    0
PENN VA CORP                 COM             707882106    8,988    529,975 SH       SOLE                   529,975      0    0
SIRIUS XM RADIO INC          COM             82967N108    4,439  2,690,000 SH       SOLE                 2,690,000      0    0
SMURFIT-STONE CONTAINER CORP COM             83272A104      956     24,747 SH       SOLE                    24,747      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100    4,003    862,775 SH       SOLE                   862,775      0    0
U S AIRWAYS GROUP INC        COM             90341W108      780     89,589 SH       SOLE                    89,589      0    0
WILLIAMS COS INC DEL         COM             969457100    8,005    256,750 SH       SOLE                   256,750      0    0